Note 20 - Quarterly Financial Information (Unaudited) (Details) (USD $)	0 Months Ended	3 Months Ended				12 Months Ended		3 Months Ended
	Nov. 30, 2014	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014
Note 20 - Quarterly Financial Information (Unaudited) (Details) [Line Items]
Gain Loss Due To Decrease Increase To Liability With Contingent Acquisition Consideration					$ 4,000,000
Gain (Loss) Due To Decrease Increase To Liability With Contingent Acquisition Consideration After Tax					2,600,000
Gain Loss Per Diluted Share Due To Decrease Increase To Liability With Contingent Acquisition Consideration (in Dollars per share)					$ 0.02
Impairment of Intangible Assets (Excluding Goodwill)		76,200,000				76,200,000
Impairment of Intangible Assets (Excluding Goodwill), After-Tax		51,200,000
Impairment Effect on Earnings Per Share, after Tax (in Dollars per share)		$ 0.48
Gains (Losses) on Extinguishment of Debt			(3,500,000)	1,200,000		(3,455,000)	(1,207,000)
Extinguishment of Debt, Gain (Loss), Per Share, Net of Tax (in Dollars per share)			$ 0.02	$ 0.01
Goodwill, Impairment Loss	202,700,000	202,700,000
Goodwill, Impairment Loss, Net of Tax		201,200,000
Goodwill, Impairment Loss, Per Diluted Share, Net of Tax (in Dollars per share)		$ 1.89
Deferred Tax Liabilities, Undistributed Foreign Earnings		25,300,000				25,300,000
Deferred Tax Liabilities Undistributed Foreign Earnings Per Diluted Share (in Dollars per share)		$ 0.33				$ 0.33
Impairment Expense [Member] | Australian Segment [Member] | Indefinite-lived Intangible Assets [Member]
Note 20 - Quarterly Financial Information (Unaudited) (Details) [Line Items]
Impairment Effect on Earnings Per Share, after Tax (in Dollars per share)			$ 0.06
Impairment Expense [Member] | Australian Segment [Member]
Note 20 - Quarterly Financial Information (Unaudited) (Details) [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)			9,000,000
Impairment of Intangible Assets (Excluding Goodwill), After-Tax			6,300,000
Impairment Expense [Member] | U.S. Segment [Member] | Fixed Assets [Member]
Note 20 - Quarterly Financial Information (Unaudited) (Details) [Line Items]
Impairment Effect on Earnings Per Share, after Tax (in Dollars per share)			$ 0.02
Impairment Expense [Member] | U.S. Segment [Member]
Note 20 - Quarterly Financial Information (Unaudited) (Details) [Line Items]
Impairment of Long-Lived Assets to be Disposed of			2,600,000
Impairment of Long-Lived Assets to be Disposed of, Net of Tax			1,700,000
Selling, General and Administrative Expenses [Member] | Canadian Segment [Member] | Executive Officer [Member]
Note 20 - Quarterly Financial Information (Unaudited) (Details) [Line Items]
Severance Costs			4,100,000
Severance Cost, Net of Tax			3,100,000
Severance Costs, Per Diluted Share, Net of Tax (in Dollars per share)			$ 0.03
Selling, General and Administrative Expenses [Member]
Note 20 - Quarterly Financial Information (Unaudited) (Details) [Line Items]
Migration Costs		2,600,000
Migration Costs, Net of Tax		1,700,000
Migration Costs, Per Diluted Share, Net of Tax (in Dollars per share)		$ 0.02
Spin-off and Formation Costs [Member]
Note 20 - Quarterly Financial Information (Unaudited) (Details) [Line Items]
Transition Costs, Related to Spin-Off		900,000	1,900,000					1,000,000
Transition Costs Related To Spin-Off,Net of Tax		600,000	1,200,000					700,000
Transition Costs Related To Spin-Off, Per Diluted Share, Net of Tax (in Dollars per share)		$ 0.01	$ 0.01					$ 0.01
The Mac Brand [Member] | Australian Segment [Member]
Note 20 - Quarterly Financial Information (Unaudited) (Details) [Line Items]
Indefinite-lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure			0
Australian Segment [Member]
Note 20 - Quarterly Financial Information (Unaudited) (Details) [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)			9,000,000			9,000,000
Goodwill, Impairment Loss	186,100,000	186,100,000				186,100,000
U.S. Segment [Member]
Note 20 - Quarterly Financial Information (Unaudited) (Details) [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)		59,000,000				59,000,000
Goodwill, Impairment Loss	16,600,000	16,600,000				16,600,000
Canadian Segment [Member]
Note 20 - Quarterly Financial Information (Unaudited) (Details) [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)		$ 17,200,000				$ 17,200,000